Net Income (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Net Income Loss Per Share Abstract
Diluted	$ (0.04)	$ 0.04	$ (0.03)	$ 0.01	$ 0.01
Diluted	0.00	(0.01)	0.00	(0.12)	(0.07)
Diluted	$ (0.04)	$ 0.03	$ (0.03)	$ (0.11)	$ (0.06)